Derivatives, Gains (Losses) Recognized on Cash Flow Hedging Relationships (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total amounts presented in the consolidated statement of income and other comprehensive income
Loans	$ 44,146	$ 43,974	$ 41,388
Long-term debt	(7,350)	(6,703)	(5,157)
Total recorded in OCI, Derivative gains (losses)	275	(238)	(1,083)
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Reclassification of net (gains) losses to net income on cash flow hedges, before tax	299	294	(543)
Cash flow hedging [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Reclassification of net (gains) losses to net income on cash flow hedges, before tax	299	294	(543)
Net unrealized gains (losses) (pre-tax) recognized in OCI		(278)	(287)
Total gains (losses) (pre-tax) recognized on cash flow hedges	278	16	(830)
Cash flow hedging [Member] | Interest rate contract [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Reclassification of net (gains) losses to net income on cash flow hedges, before tax	290	291	(543)
Net unrealized gains (losses) (pre-tax) recognized in OCI	0	(266)	(287)
Total gains (losses) (pre-tax) recognized on cash flow hedges	290	25	(830)
Cash flow hedging [Member] | Foreign exchange contract [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Reclassification of net (gains) losses to net income on cash flow hedges, before tax	9	3	0
Net unrealized gains (losses) (pre-tax) recognized in OCI	(21)	(12)	0
Total gains (losses) (pre-tax) recognized on cash flow hedges	(12)	(9)	0
Cash flow hedging [Member] | Loans [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Net unrealized gains (losses) (pre-tax) recognized in OCI	(291)	(292)	551
Cash flow hedging [Member] | Loans [Member] | Interest rate contract [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(291)	(292)	551
Net unrealized gains (losses) (pre-tax) recognized in OCI	(291)	(292)	551
Cash flow hedging [Member] | Loans [Member] | Foreign exchange contract [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income		0	0
Net unrealized gains (losses) (pre-tax) recognized in OCI	0	0	0
Cash flow hedging [Member] | Long-term debt [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Net unrealized gains (losses) (pre-tax) recognized in OCI	(8)	(2)	(8)
Cash flow hedging [Member] | Long-term debt [Member] | Interest rate contract [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	1	1	(8)
Net unrealized gains (losses) (pre-tax) recognized in OCI	1	1	(8)
Cash flow hedging [Member] | Long-term debt [Member] | Foreign exchange contract [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(9)	(3)	0
Net unrealized gains (losses) (pre-tax) recognized in OCI	(9)	(3)	0
Cash flow hedging [Member] | Derivative gains (losses) [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Net unrealized gains (losses) (pre-tax) recognized in OCI	(299)	(294)	543
Cash flow hedging [Member] | Derivative gains (losses) [Member] | Interest rate contract [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(290)	(291)	543
Net unrealized gains (losses) (pre-tax) recognized in OCI	(290)	(291)	543
Cash flow hedging [Member] | Derivative gains (losses) [Member] | Foreign exchange contract [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(9)	(3)
Net unrealized gains (losses) (pre-tax) recognized in OCI	$ (9)	$ (3)	$ 0